SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details) - Segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Number of reportable segments	1
Sales Revenue Goods Net [Member] | Customer [Member] | UNITED STATES | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%	72.00%	79.00%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member]
Concentration Risk [Line Items]
Percentage of total revenues	12.44%	18.77%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer [Member]
Concentration Risk [Line Items]
Percentage of total revenues	22.77%	11.37%	22.10%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Percentage of total revenues	12.39%